Annual Total Returns [BarChart] - Protective Life Dynamic Allocation Series - Growth Portfolio - Protective Life Dynamic Allocation Series - Growth Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2017	22.82%
Annual Return 2018	(3.65%)
Annual Return 2019	12.00%
Annual Return 2020	(2.15%)